SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS

NOTE 19. SUBSEQUENT EVENTS

On February 9, 2022, Fr8App, ATW Opportunities together with certain existing stockholders of Fr8App (collectively, the “SPA Investors”) entered into an amended and restated Securities Purchase Agreement with the Company (the “A&R SPA”) pursuant to which the Company agreed to, among other things, issue four series of warrants (Series A, Series B, Series C and Series D) to purchase an aggregate of 16,257,671 of the Company’s ordinary shares. These warrants will remain exercisable for a period of seven years after issuance. The exercise price of Series A, Series B, Series C and Series D Warrants are $1.50, $1.20, $0.75, and $1.125 per ordinary share, respectively, subject to customary adjustments for stock splits, dividends, rights offerings, pro rata distributions and fundamental transactions.

As part of the Merger, on February 9, 2022, the Company and ATW Opportunities Master Fund, L.P. (“ATW Opportunities”), together with certain investors (collectively, the “PIPE Investors”) entered into a Securities Purchase Agreement pursuant to which the Company agreed to sell and issue to the PIPE Investors an aggregate of 2,333,333 restricted Series B Preferred Shares along with Series A warrants to purchase 2,333,333 of the Company’s ordinary shares, in a private placement for an aggregate purchase price of $3,500,000 upon closing of the Merger.

On February 14, 2022, a Certificate of Merger was filed with the Secretary of State of the State of Delaware, in accordance with the relevant provisions of Delaware Law, whereby in accordance with the New Merger Agreement, Merger Sub I merged with and into Fr8 App, with Fr 8App surviving the Merger and continuing as a direct wholly-owned subsidiary of the Company (the “Merger”). The Merger closed on February 14, 2022 and the separate corporate existence of Merger Sub I and its Certificate of Incorporation and by-laws then in effect ceased, and the organizational documents of Fr8 App after the Merger is in the form as agreed by the Company and Fr8 App.

On February 14, 2022, the 650,000 Ordinary Shares have been issued for the effectiveness of the Warrant.

On February 14, 2022, the Company entered into a Stock Sale and Purchase Agreement with Wave Sync Corp. for selling all shares of Hudson Capital USA Inc. to Wave Sync. Corp. for $1 and the transaction was closed at February 16, 2022. The Company effected a 2.2 for 1 reverse stock split on its Ordinary Shares as of trading beginning on February 15, 2022.

In order to focus on its core business as a North American transportation logistics technology platform company and improving operations, the Company has decided to divest any non-core, non-performing businesses and to sell its wholly-owned subsidiary, Hong Kong Internet Financial Services (“HKIFS”), to private investors. On March 30, 2022, the Company entered into a Buough and Sold Note with a private investor and executed an Instrument of Transfer to transfer its one (1) shall in its wholly-owned Hong Kong subsidiary, Hongkong Internet Financial Services Limited (“HKIFS”) to the private investor for HK$1.

The divestment of HKIFS will result in the Company departing from its legacy People’s Republic of China financial advisory business and shifting its priorities towards being situated in geographical locations of its core businesses. The sale of HKIFS was completed on March 30, 2022 and included all of the prior operations, obligations and commitments related to its Chinese operations. The Company expects immaterial financial effects from the sale outside of incurring minimal legal expenses to assemble and formalize the transaction. Following is Hudson’s structure following the sale of HKIFS:

Except for the above mentioned matters, no other material events are required to be adjusted or disclosed as of the report date of the consolidated financial statements.

Freight App Inc [Member]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

Management has evaluated subsequent events through [DATE], the date that the consolidated financial statements were available for issuance.

On February 2, 2022, the Company amended its Fourth Charter to increase the amount of authorized share to 68,437,031 shares of common stock, 80,000 shares of non-voting common stock and 60,437,031 shares of preferred stock.

The different classes of preferred stock authorized are set forth below:

Type of Shares	Number of Shares Authorized
Series Seed Preferred Shares	19,958
Series A1-A Preferred Shares	7,991,078
Series A1-B Preferred Shares	3,167,474
Series A2 Preferred Shares	2,258,521
Series A4 Preferred Shares	1,000,000
Series A3 Preferred Shares	46,000,000
Total	60,437,031

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

NOTE 20 - SUBSEQUENT EVENTS (CONTINUED)

As described in Note 1, the Merger between the Company and Hudson Capital Inc. was closed on February 14, 2022, including the closing of the private placement for net proceeds of $3,500,000. All of the Company’s convertible notes in the amount of $7,857,579 (as of December 31, 2021) were converted.

Pursuant to the terms of the September Warrant Securities, upon closing of the Merger, the warrant securities were exercised and the Company issued 1,891,928 shares of its Series A3 Preferred Stock and warrants to purchase 1,891,928 shares of Series A3 Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855 (see Note 17).

Pursuant to the terms of the December Warrant Securities, upon closing of the Merger the warrant securities were exercised and the Company issued 2,376,439 shares of its Series A3 Preferred Stock and warrants to purchase 2,376,439 shares of Series A3 Preferred Stock at an exercise price of $1.125 based on the Exchange Ratio of 1.26855 (see Note 17).

In order to focus on its core business as a North American transportation logistics technology platform company and improving operations, Hudson Capital Inc. (“Hudson”) has decided to divest any non-core, non-performing businesses and to sell its wholly-owned subsidiary, Hong Kong Internet Financial Services (“HKIFS”), to private investors. The divestment of HKIFS will result in Hudson departing from its legacy People’s Republic of China financial advisory business and shifting its priorities towards being situated in geographical locations of its core businesses. The sale of HKIFS was completed on March 30, 2022 for a nominal consideration, and included all of the prior operations, obligations and commitments related to its Chinese operations. Hudson expects immaterial financial effects from the sale outside of incurring minimal legal expenses to assemble and formalize the transaction.